MERRILL LYNCH
GLOBAL
HOLDINGS, INC.




FUND LOGO




Quarterly Report

August 31, 1999



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.





Merrill Lynch
Global Holdings, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH GLOBAL HOLDINGS, INC.



Officers and
Directors

Terry K. Glenn, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Arthur Zeikel, Director
Edward D. Zinbarg, Director
Lawrence R. Fuller, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary

Custodian
The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Global Holdings, Inc., August 31, 1999



DEAR SHAREHOLDER

For the quarter ended August 31, 1999, total returns for Merrill Lynch Global Holdings, Inc.'s Class A, Class B, Class C and Class D Shares were +3.11%, +2.79%, +2.81% and +2.99%, respectively.
(Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund underperformed the unmanaged Morgan Stanley Capital International
(MSCI) World Stock Index as a result of the Fund's relatively modest investment exposure in the Japanese, South Korean and other Asian stock markets. In addition, the Fund's limited exposure to the energy industry penalized comparative performance since the shares of energy companies around the world rose with the increase in energy prices. We continue to be concerned about the breadth and duration of the domestic economic recovery in Japan as well as the relatively high stock valuations in comparison to similar companies in Europe and the United States.

During the August quarter, a significant number of the Fund's holdings in the telecommunications services, banking, insurance, technology and broadcasting industries contributed positively to the Fund's performance. Specific companies in these industries that produced particularly strong stock price appreciation included Vodafone AirTouch PLC, Nippon Telegraph & Telephone Corporation, Sprint Corp. (PCS Group), GTE Corporation, Equant, Tele Danmark A/S, Deutsche Bank AG, Commerzbank AG, Dresdner Bank AG, Aegon NV, Axa, Cisco Systems, Inc., CBS Corporation and Clear Channel Communications, Inc.

Early in July we started to shift the Fund's assets into European equities, which in our view appear much more reasonably priced than the Asian and US stock markets. In addition, we reduced the Fund's industry weightings in the banking and financial, insurance, telecommunications and pharmaceuticals sectors, while increasing the Fund's exposure to the communications equipment, computer, electronics, chemicals, energy, multi-industry, oil services, automobiles and transportation industries.

We are assuming that the rate of growth of consumer spending in the United States will continue to slow. We had significantly reduced the industry weightings in the US retail and technology industries during the February 28, 1999 quarter. These reductions improved the relative investment performance of the Fund until the August quarter when investors seemed to believe that a cyclical growth recovery was taking place in the personal computer business and significantly raised the valuations of both Intel Corporation and Microsoft Corporation, which are relatively small holdings. We anticipate an export-led recovery of manufacturing activity and profitability and manufacturing employment in Europe during the remainder of 1999 and into the year 2000.

In Conclusion
We thank you for your investment in Merrill Lynch Global Holdings, Inc., and we look forward to reviewing our investment outlook and strategy with you in our upcoming annual report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager



September 29, 1999




PORTFOLIO INFORMATION


Worldwide Investments
As of 8/31/99

                                                       Percent of
Ten Largest Industries                                 Net Assets

Telecommunications                                        15.7%
Banking & Financial                                       12.2
Insurance                                                 10.1
Pharmaceuticals                                            7.3
Communications Equipment                                   5.3
Electronics                                                4.1
Chemicals                                                  3.2
Information Processing                                     2.8
Diversified                                                2.6
Electrical Equipment                                       2.4



                                       Country of      Percent of
Ten Largest Equity Holdings              Origin        Net Assets

Cisco Systems, Inc.                  United States         4.0%
Minnesota Mining and Manufacturing
Company (3M)                         United States         2.6
COLT Telecom Group PLC               United Kingdom        2.6
Vodafone AirTouch PLC                United Kingdom        2.3
SAP AG (Systeme, Anwendungen,
Produkte in der Datenverarbeitung)
(Preferred)                          Germany               2.2
Siemens AG                           Germany               2.2
Pfizer Inc.                          United States         2.0
Merck & Co., Inc.                    United States         2.0
Deutsche Bank AG (Registered)        Germany               1.9
Equant                               Netherlands           1.8





Merrill Lynch Global Holdings, Inc., August 31, 1999


PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results
                                                                                          Ten Years/
                                                        12 Month        3 Month        Since Inception
As of August 31, 1999                                 Total Return    Total Return       Total Return
ML Global Holdings, Inc. Class A Shares*                 +28.70%          +3.11%           +145.85%
ML Global Holdings, Inc. Class B Shares*                 +27.41           +2.79            +121.83
ML Global Holdings, Inc. Class C Shares*                 +27.27           +2.81            + 57.92
ML Global Holdings, Inc. Class D Shares*                 +28.24           +2.99            + 64.17
World Stock Index**                                      +33.05           +4.12        +171.67/+105.53


 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Company's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C &Class D Shares.
**The Morgan Stanley Capital International World Stock Index is an unmanaged US dollar-denominated index of world stock markets compiled by Capital International Perspective S.A. and published in Morgan-Stanley Capital International Perspective. Ten-year/since inception total returns are for the ten years ended 8/31/99 and from 10/31/94, respectively.



Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/99                        +12.79%        + 6.87%
Five Years Ended 6/30/99                  +11.62         +10.42
Ten Years Ended 6/30/99                   +10.70         +10.10

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/99                        +11.68%        + 7.83%
Five Years Ended 6/30/99                  +10.49         +10.49
Ten Years Ended 6/30/99                   + 9.57         + 9.57

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/99                        +11.66%        +10.70%
Inception (10/21/94) through 6/30/99      +10.59         +10.59

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/99                        +12.49%        + 6.58%
Inception (10/21/94) through 6/30/99      +11.46         +10.19

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch Global Holdings, Inc., August 31, 1999


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
NORTH                               Shares                                                                          Percent of
AMERICA      Industries              Held                 Investments                      Cost            Value    Net Assets
Canada       Communications            4,000  Nortel Networks Corporation              $     29,498     $    164,250    0.1%
             Equipment

             Telecommunications       50,000  AT&T Canada Inc.                            1,450,921        3,025,000    1.2

                                              Total Investments in Canada                 1,480,419        3,189,250    1.3


United       Advertising              30,000  The Interpublic Group of Companies,
States                                        Inc.                                        1,126,680        1,188,750    0.5

             Banking & Financial      16,000  Bank One Corporation                          796,321          642,000    0.2
                                      20,000  Bank of America Corporation                 1,260,168        1,210,000    0.5
                                      38,000  Citigroup Inc.                              1,410,639        1,688,625    0.7
                                       7,000  Mellon Bank Corporation                       251,664          233,625    0.1
                                                                                       ------------     ------------  ------
                                                                                          3,718,792        3,774,250    1.5

             Broadcasting/            26,000  AMFM Inc.                                     937,761        1,280,500    0.5
             Radio &                  30,000  CBS Corporation                               814,682        1,410,000    0.6
             Television                5,000  Clear Channel Communications, Inc.            205,714          350,312    0.1
                                      30,000  Infinity Broadcasting Corp. (Class A)         849,300          811,875    0.3
                                                                                       ------------     ------------  ------
                                                                                          2,807,457        3,852,687    1.5

             Chemicals                15,000  E.I. du Pont de Nemours and Company           821,143          950,625    0.4

             Communications           26,000  3Com Corporation                              720,508          643,500    0.3

             Equipment               150,000  Cisco Systems, Inc.                         1,579,792       10,162,500    4.0
                                       9,000  Copper Mountain Networks, Inc.                694,936        1,055,250    0.4
                                                                                       ------------     ------------  ------
                                                                                          2,995,236       11,861,250    4.7

             Computers                15,000  Compaq Computer Corporation                   538,763          347,812    0.1
                                       7,000  Dell Computer Corporation                     143,852          341,687    0.1
                                      20,000  International Business Machines
                                              Corporation                                 1,873,125        2,491,250    1.0
                                      20,500  Sun Microsystems, Inc.                      1,526,614        1,628,469    0.7
                                                                                       ------------     ------------  ------
                                                                                          4,082,354        4,809,218    1.9

             Cosmetics                 7,000  The Gillette Company                          305,374          326,375    0.1

             Diversified              70,000  Minnesota Mining and Manufacturing
                                              Company (3M)                                5,373,682        6,615,000    2.6

             Electrical Equipment     41,000  General Electric Company                    4,135,191        4,604,813    1.8

             Electronics               4,000  Intel Corporation                              55,375          328,750    0.1
                                      22,000  Texas Instruments Incorporated              1,240,047        1,805,375    0.8
                                                                                       ------------     ------------  ------
                                                                                          1,295,422        2,134,125    0.9

             Energy                    8,000  Duke Energy Corporation                       456,962          460,000    0.2
                                      55,000  El Paso Energy Corporation                  2,106,324        2,010,937    0.8
                                      42,000  Enron Corp.                                 1,775,033        1,758,750    0.7
                                       8,000  UtiliCorp United Inc.                         206,404          185,500    0.1
                                                                                       ------------     ------------  ------
                                                                                          4,544,723        4,415,187    1.8

             Entertainment            50,000  The Walt Disney Company                     1,740,385        1,387,500    0.6

             Financial Services        1,500  Federal Home Loan Mortgage Association         92,600           77,250    0.0
                                       2,500  Federal National Mortgage Association         177,680          155,313    0.1
                                      15,000  Franklin Resources, Inc.                      547,463          539,063    0.3
                                       3,000  Morgan Stanley Dean Witter & Co.              296,576          257,438    0.1
                                       5,013  T. Rowe Price Associates, Inc.                188,698          153,523    0.1
                                                                                       ------------     ------------  ------
                                                                                          1,303,017        1,182,587    0.6

             Food Merchandising        5,000  Albertson's, Inc.                             253,183          239,687    0.1
                                      10,000  The Kroger Co.                                256,034          231,250    0.1
                                      14,000  Safeway Inc.                                  767,402          651,875    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,276,619        1,122,812    0.4

             Household Products        3,000  Kimberly-Clark Corporation                    145,901          170,813    0.1
                                       6,000  The Procter & Gamble Company                  552,226          595,500    0.2
                                                                                       ------------     ------------  ------
                                                                                            698,127          766,313    0.3

             Information              30,000  America Online, Inc.                        2,283,087        2,739,375    1.1

             Processing                5,000  First Data Corporation                        214,908          220,000    0.1
                                      11,000  General Motors Corporation (Class H)          665,818          566,500    0.2
                                                                                       ------------     ------------  ------
                                                                                          3,163,813        3,525,875    1.4

             Insurance                 3,000  Aetna Inc.                                    252,469          233,250    0.1
                                       8,750  American International Group, Inc.            624,271          811,016    0.3
                                      40,000  The Hartford Financial Services
                                              Group, Inc.                                 2,387,123        1,817,500    0.7
                                                                                       ------------     ------------  ------
                                                                                          3,263,863        2,861,766    1.1

             Medical Technology       27,000  Abbott Laboratories                         1,292,963        1,171,125    0.5
                                      13,000  Boston Scientific Corporation                 306,631          441,187    0.2
                                       5,000  Johnson & Johnson                             287,800          511,250    0.2
                                                                                       ------------     ------------  ------
                                                                                          1,887,394        2,123,562    0.9

             Oil Services             17,000  Baker Hughes Incorporated                     610,957          578,000    0.2
                                       7,000  Diamond Offshore Drilling, Inc.               281,619          267,750    0.1
                                      20,000  Schlumberger Limited                        1,271,618        1,335,000    0.6
                                                                                       ------------     ------------  ------
                                                                                          2,164,194        2,180,750    0.9

             Pharmaceuticals           6,000  Amgen Inc.                                    376,975          498,750    0.2
                                      25,000  Bristol-Myers Squibb Company                1,643,119        1,759,375    0.7
                                      74,000  Merck & Co., Inc.                           4,989,548        4,971,875    2.0
                                     135,000  Pfizer Inc.                                 1,437,756        5,096,250    2.0
                                                                                       ------------     ------------  ------
                                                                                          8,447,398       12,326,250    4.9

             Restaurants              40,000  McDonald's Corporation                      1,351,190        1,655,000    0.7

             Retail Specialty          3,000  Abercrombie & Fitch Co. (Class A)              70,965          104,625    0.0
                                      15,000  CVS Corporation                               545,150          625,312    0.3
                                       4,000  The Gap, Inc.                                 111,908          156,500    0.1
                                      30,340  Lowe's Companies, Inc.                      1,641,418        1,372,885    0.5
                                      40,000  Staples, Inc.                                 957,333          867,500    0.3
                                      75,000  Walgreen Co.                                2,196,391        1,739,063    0.7
                                                                                       ------------     ------------  ------
                                                                                          5,523,165        4,865,885    1.9


Merrill Lynch Global Holdings, Inc., August 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
NORTH AMERICA                        Shares                                                                         Percent of
(concluded)  Industries               Held                 Investments                      Cost            Value   Net Assets
United       Retail Stores            20,000  The TJX Companies, Inc.                  $    648,274     $    577,500    0.2%
States
(concluded)  Semiconductors           10,000  Applied Materials, Inc.                       303,438          710,000    0.3

             Software--Computer        3,000  Microsoft Corporation                         136,350          277,500    0.1

             Telecommunications       67,500  AT&T Corp.                                  3,748,428        3,037,500    1.2
                                      10,000  GTE Corporation                               647,770          686,250    0.3
                                      20,000  MCI WorldCom Inc.                           1,490,000        1,513,750    0.6
                                      90,000  Sprint Corp. (FON Group)                    2,831,576        3,993,750    1.6
                                       5,000  Sprint Corp. (PCS Group)                      168,394          298,750    0.1
                                                                                       ------------     ------------  ------
                                                                                          8,886,168        9,530,000    3.8

             Travel & Lodging         42,000  Carnival Corporation                        1,880,142        1,876,875    0.7

                                              Total Investments in the
                                              United States                              73,879,591       91,502,455   36.5

                                              Total Investments in North America         75,360,010       94,691,705   37.8


PACIFIC
BASIN/ASIA


Australia    Broadcasting &          100,000  The News Corporation Limited                  708,451          730,510    0.3
             Publishing

             Telecommunications      400,000  Cable & Wireless Optus Limited                908,615          872,784    0.3

                                              Total Investments in Australia              1,617,066        1,603,294    0.6


Japan        Leisure                  10,000  Sony Corporation                              847,524        1,295,214    0.5

             Photography             100,000  Canon, Inc.                                 1,758,792        2,922,908    1.2

             Retail Stores            10,000  Ito-Yokado Co., Ltd.                          456,260          736,208    0.3

             Telecommunications          400  Nippon Telegraph & Telephone
                                              Corporation (NTT)                           3,217,188        4,493,972    1.8

             Transportation              450  East Japan Railway Company                  2,665,415        2,725,155    1.1

                                              Total Investments in Japan                  8,945,179       12,173,457    4.9

                                              Total Investments in the Pacific
                                              Basin/Asia                                 10,562,245       13,776,751    5.5


WESTERN
EUROPE


Denmark      Telecommunications       34,000  Tele Danmark A/S                            1,979,727        1,922,405    0.7

                                              Total Investments in Denmark                1,979,727        1,922,405    0.7

Finland      Communications           14,000  Nokia Oyj                                     196,985        1,167,604    0.5
             Equipment

                                              Total Investments in Finland                  196,985        1,167,604    0.5

France       Banking & Financial      16,000  Credit Lyonnais                               426,746          489,845    0.2

             Electrical Equipment     10,000  Alstom                                        340,815          336,557    0.1

             Electronics              37,000  STMicroelectronics                          2,573,428        2,454,978    1.0

             Food                      3,000  Danone                                        713,873          741,735    0.3

             Information              10,000  Cap Gemini SA                               1,053,374        1,715,513    0.7
             Processing

             Insurance                20,000  Axa                                         2,689,377        2,487,229    1.0

                                              Total Investments in France                 7,797,613        8,225,857    3.3


Germany      Automobile               30,000  DaimlerChrysler AG                          2,639,686        2,261,309    0.9

             Banking &                70,000  Commerzbank AG                              2,004,376        2,505,176    1.0
             Financial                70,000  Deutsche Bank AG (Registered)               4,697,032        4,781,265    1.9
                                      60,000  Dresdner Bank AG                            2,280,538        2,761,711    1.1
                                                                                       ------------     ------------  ------
                                                                                          8,981,946       10,048,152    4.0

             Chemicals                50,000  BASF AG                                     2,293,696        2,264,477    0.9
                                      50,000  Bayer AG                                    2,207,298        2,172,103    0.9
                                                                                       ------------     ------------  ------
                                                                                          4,500,994        4,436,580    1.8

             Electronics              65,000  Siemens AG                                  5,275,291        5,462,192    2.2

             Insurance                 9,000  Allianz AG (Registered Shares)              2,896,335        2,368,674    1.0

             Multi-Industry           18,000  Mannesmann AG                               1,878,089        2,759,178    1.1
                                      20,000  Veba AG                                     1,087,690        1,273,174    0.5
                                                                                       ------------     ------------  ------
                                                                                          2,965,779        4,032,352    1.6

             Retail Stores            67,000  Metro AG                                    3,817,826        3,840,742    1.5

             Software--Computer       14,000  SAP AG (Systeme, Anwendungen,
                                              Produkte in der Datenverarbeitung)
                                              (Preferred)                                 6,083,300        5,616,324    2.2

                                              Total Investments in Germany               37,161,157       38,066,325   15.2


Ireland      Banking & Financial     177,000  Allied Irish Banks PLC                      3,169,530        2,287,078    0.9

                                              Total Investments in Ireland                3,169,530        2,287,078    0.9


Italy        Banking & Financial     515,000  Banca di Roma                                 748,050          699,180    0.3

             Insurance                80,000  Assicurazioni Generali                      3,170,802        2,698,369    1.1
                                     450,000  Istituto Nazionale delle
                                              Assicurazioni (INA) SpA                     1,038,639        1,083,148    0.4
                                                                                       ------------     ------------  ------
                                                                                          4,209,441        3,781,517    1.5

                                              Total Investments in Italy                  4,957,491        4,480,697    1.8


Netherlands  Chemicals                29,000  Akzo Nobel NV                               1,320,073        1,348,604    0.6
                                       9,000  DSM NV                                      1,166,794        1,057,970    0.4
                                                                                       ------------     ------------  ------
                                                                                          2,486,867        2,406,574    1.0

             Household Products       26,786  Unilever NV 'A'                             2,163,644        1,862,085    0.7

             Insurance                45,700  Aegon NV                                    5,110,216        3,994,727    1.6
                                      48,000  ING Groep NV                                2,656,337        2,629,960    1.1
                                                                                       ------------     ------------  ------
                                                                                          7,766,553        6,624,687    2.7

             Leisure                  13,200  Koninklijke (Royal) Philips
                                              Electronics NV                                647,241        1,359,383    0.5

             Telecommunications       52,200  Equant                                      1,950,528        4,615,256    1.8

                                              Total Investments in the Netherlands       15,014,833       16,867,985    6.7



Merrill Lynch Global Holdings, Inc., August 31, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
WESTERN
EUROPE                              Shares                                                                          Percent of
(concluded)  Industries              Held                  Investments                     Cost            Value    Net Assets
Portugal     Telecommunications       36,300  Portugal Telecom SA (Registered
                                              Shares)                                  $  1,451,315     $  1,517,164    0.6%

                                              Total Investments in Portugal               1,451,315        1,517,164    0.6


Spain        Banking & Financial     100,000  Banco Santander Central Hispano, SA           963,726        1,003,971    0.4

             Information             100,000  Telefonica Publicidad e
             Processing                       Informacion, SA                             1,886,182        2,290,869    0.9

                                              Total Investments in Spain                  2,849,908        3,294,840    1.3


Switzerland  Food                      1,366  Nestle SA (Registered Shares)               2,459,614        2,695,578    1.1

             Insurance                 3,525  Zurich Allied AG                            2,424,159        2,068,192    0.8

             Pharmaceuticals           2,055  Novartis AG (Registered Shares)             3,692,058        2,956,639    1.2

                                              Total Investments in Switzerland            8,575,831        7,720,409    3.1


United       Banking &               140,000  Barclays PLC                                3,609,402        4,161,353    1.7
Kingdom      Financial               285,000  Lloyds TSB Group PLC                        3,984,525        3,940,311    1.6
                                     200,000  National Westminster Bank PLC               3,802,931        4,109,939    1.6
                                                                                       ------------     ------------  ------
                                                                                         11,396,858       12,211,603    4.9

             Electrical              245,000  Invensys PLC                                1,175,773        1,249,812    0.5
             Equipment

             Insurance                85,000  CGU PLC                                     1,270,984        1,265,316    0.5
                                     454,545  Royal & Sun Alliance Insurance
                                              Group PLC                                   6,672,402        3,783,044    1.5
                                                                                       ------------     ------------  ------
                                                                                          7,943,386        5,048,360    2.0

             Pharmaceuticals          15,000  AstraZeneca Group PLC                         626,668          595,282    0.2
                                      40,000  Glaxo Wellcome PLC                          1,307,197        1,051,424    0.4
                                     115,000  SmithKline Beecham PLC                      1,577,426        1,497,565    0.6
                                                                                       ------------     ------------  ------
                                                                                          3,511,291        3,144,271    1.2

             Telecommunications      300,000  COLT Telecom Group PLC                      3,632,411        6,531,236    2.6
                                      55,000  Energis PLC                                 1,576,473        1,408,594    0.6
                                     285,000  Vodafone AirTouch PLC                       5,258,915        5,742,185    2.3
                                                                                       ------------     ------------  ------
                                                                                         10,467,799       13,682,015    5.5

                                              Total Investments in the
                                              United Kingdom                             34,495,107       35,336,061   14.1


                                              Total Investments in Western Europe       117,649,497      120,886,425   48.2


SHORT-TERM                           Face
SECURITIES                          Amount                      Issue

             Commercial          $ 5,000,000  Block Financial Corp., 5.28% due
             Paper*                           9/13/1999                                   4,991,200        4,991,200    2.0
                                   8,763,000  General Motors Acceptance Corp.,
                                              5.56% due 9/01/1999                         8,763,000        8,763,000    3.5

             US Government         8,000,000  Federal National Mortgage Association,
             Agency                           5.20% due 9/17/1999                         7,981,511        7,981,511    3.2
             Obligations*

                                              Total Investments in Short-Term
                                              Securities                                 21,735,711       21,735,711    8.7


             Total Investments                                                         $225,307,463      251,090,592  100.2
                                                                                       ============
             Liabilities in Excess of Other Assets                                                          (416,545)  (0.2)
                                                                                                        ------------  ------
             Net Assets                                                                                 $250,674,047  100.0%
                                                                                                        ============  ======


             Net Asset Value:  Class A--Based on net assets of $222,841,007 and
                                        15,639,122 shares outstanding                                   $      14.25
                                                                                                        ============
                               Class B--Based on net assets of $18,273,658 and
                                        1,377,947 shares outstanding                                    $      13.26
                                                                                                        ============
                               Class C--Based on net assets of $1,017,553 and
                                        77,182 shares outstanding                                       $      13.18
                                                                                                        ============
                               Class D--Based on net assets of $8,541,829 and
                                        604,866 shares outstanding                                      $      14.12
                                                                                                        ============


            *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Company.


PORTFOLIO CHANGES


For the Quarter Ended August 31, 1999

Additions

3Com Corporation
Akzo Nobel NV
BASF AG
Baker Hughes Incorporated
Bayer AG
Copper Mountain Networks, Inc.
Credit Lyonnais
DSM NV
DaimlerChrysler AG
Diamond Offshore Drilling, Inc.
Duke Energy Corporation
East Japan Railway Company
General Motors Corporation (Class H)
Portugal Telecom SA (Registered Shares)
STMicroelectronics
Schlumberger Limited
Siemens AG
Sun Microsystems, Inc.
Telefonica Publicidad e Informacion, SA
UtiliCorp United Inc.